Revision of Previously Issued Financial Statements (Unaudited) (Details) - Schedule of considered immaterial to the financial statements - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption (in Dollars)	$ 39,631,100	$ 39,631,100	$ 39,631,100	$ 39,631,100	$ 39,631,100
Accumulated deficit (in Dollars)	$ (2,320,133)	$ (2,110,390)	$ (1,935,949)	$ (2,110,390)	$ (2,320,133)
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	$ (0.04)	$ 0	$ 0	$ 0	$ (0.08)
Basic and diluted net loss per share, non-redeemable ordinary shares	$ (0.04)	$ (0.08)	$ (0.07)	$ (0.15)	$ (0.15)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption (in Dollars)	$ 3,724,877	$ 3,129,333	$ 2,533,800	$ 3,129,333	$ 3,724,877
Accumulated deficit (in Dollars)	$ (3,724,877)	$ (3,129,333)	$ (2,533,800)	$ (3,129,333)	$ (3,724,877)
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	$ 0.04	$ 0.01	$ 0.01	$ 0.02	$ 0.1
Basic and diluted net loss per share, non-redeemable ordinary shares	$ (0.11)	$ (0.06)	$ (0.06)	$ (0.12)	$ (0.27)
As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption (in Dollars)	$ 43,355,977	$ 42,760,433	$ 42,164,900	$ 42,760,433	$ 43,355,977
Accumulated deficit (in Dollars)	$ (6,045,010)	$ (5,239,723)	$ (4,469,749)	$ (5,239,723)	$ (6,045,010)
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	$ 0	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Basic and diluted net loss per share, non-redeemable ordinary shares	$ (0.15)	$ (0.14)	$ (0.13)	$ (0.27)	$ (0.42)